The Company discloses below the comparative balances of lease liabilities, right to use, financial expenses and depreciation expenses with the use of rates in real terms to discount a present value of flows also in real terms (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Lease Liability	R$ 611,551	R$ 530,131	R$ 474,390
Rate In Nominal Terms And Actual Flow [Member]
IfrsStatementLineItems [Line Items]
Lease Liability	611,551	530,131
Right of net use	581,824	511,882
Financial expenses	(58,115)	(50,609)
Depreciation	(62,289)	(57,342)
Rate And Nominal Terms In Actual Flow [Member]
IfrsStatementLineItems [Line Items]
Lease Liability	909,878	595,193
Right of net use	879,812	547,671
Financial expenses	(94,892)	(63,744)
Depreciation	R$ (84,148)	R$ (59,560)